GOODWILL AND INTANGIBLES - Summary of gross carrying value and accumulated amortization of intangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Intangible Asset, Finite-Lived, Acquired [Line Items]
Gross Carrying Amount	$ 292,691	$ 291,372
Trademarks	136,593	243,593
Total intangible assets	429,284	534,965
Accumulated Amortization	65,329	49,351
Customer Relationships
Intangible Asset, Finite-Lived, Acquired [Line Items]
Gross Carrying Amount	284,984	284,957
Accumulated Amortization	$ 61,291	46,144
Average Life (Years)	16 years
Technology, patents & other
Intangible Asset, Finite-Lived, Acquired [Line Items]
Gross Carrying Amount	$ 7,707	6,415
Accumulated Amortization	$ 4,038	$ 3,207
Average Life (Years)	3 years